Insurance and Reinsurance Contract Assets and Liabilities - Summary of Composition of Underlying Items (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Participating [Member]
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	$ 101,217	$ 90,691
Participating [Member] | Debt securities [Member]
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	44,682	39,894
Participating [Member] | Public equities [Member]
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	14,442	12,119
Participating [Member] | Mortgages [Member]
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	4,449	3,813
Participating [Member] | Private placements [Member]
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	6,720	5,666
Participating [Member] | Real estate [Member]
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	3,907	3,190
Participating [Member] | Other [Member]
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	27,017	26,009
Variable annuity [Member]
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	68,749	69,033
Variable annuity [Member] | Debt securities [Member]
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	0	0
Variable annuity [Member] | Public equities [Member]
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	0	0
Variable annuity [Member] | Mortgages [Member]
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	0	0
Variable annuity [Member] | Private placements [Member]
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	0	0
Variable annuity [Member] | Real estate [Member]
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	0	0
Variable annuity [Member] | Other [Member]
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	68,749	69,033
Unit linked [Member]
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	15,539	13,476
Unit linked [Member] | Debt securities [Member]
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	0	0
Unit linked [Member] | Public equities [Member]
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	0	0
Unit linked [Member] | Mortgages [Member]
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	0	0
Unit linked [Member] | Private placements [Member]
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	0	0
Unit linked [Member] | Real estate [Member]
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	0	0
Unit linked [Member] | Other [Member]
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	$ 15,539	$ 13,476